OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG TERM ASSETS
NOTE 4:	OTHER LONG TERM ASSETS

	December 31,
	2015	2016

Deferred tax assets	$2,779	$2,261
Other	1,473	2,362

	$4,252	$4,623